Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure [Table]
Disclosure - Pay vs Performance Disclosure
Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(2)	Average Summary Compensation Table Total for Non-PEO NEOs(3)	Average Compensation Actually Paid to Non-PEO NEOs(2)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return(4)	Net (Loss)(5)
2024	$384,897	$405,709	$242,449	$252,855	$0.08	$(4,112,420)
2023	$376,600	$332,965	$238,300	$216,483	$0.37	$(8,948,731)
2022	$414,715	$406,750	$250,458	$246,475	$4.12	$(1,484,620)

PEO Total Compensation Amount	[1]	$ 384,897	$ 376,600	$ 414,715
PEO Actually Paid Compensation Amount	[2]	405,709	332,965	406,750
Non-PEO NEO Average Total Compensation Amount	[3]	242,449	238,300	250,458
Non-PEO NEO Average Compensation Actually Paid Amount	[2]	$ 252,855	216,483	246,475
Disclosure - Pay vs Performance Disclosure
	2024
Adjustments	PEO	Other NEO
SCT Amounts	$384,897	$242,449
Adjustments for stock awards and option awards
(Deduct): Aggregate value for stock awards and option awards included in SCT Total for the covered fiscal year	$(30,788)	$(15,394)
Add: Fair value at year end of awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year end
Add (Deduct): Year-over-year change in fair value at covered fiscal year end of awards granted in any prior fiscal year that were outstanding and unvested at the covered fiscal year end
Add: Vesting date fair value of awards granted and vested during the covered fiscal year	$51,600	$25,800
Add (Deduct): Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered fiscal year
(Deduct): Fair value at end of prior fiscal year of awards granted in any prior fiscal year that failed to meet the applicable vesting conditions during the covered fiscal year
Add: Change in incremental fair value of awards modified during the covered fiscal year
Add: Dividends or other earnings paid on awards in the covered fiscal year prior to vesting if not otherwise included in the SCT Total for the covered fiscal year
CAP Amounts	$405,709	$252,855

Total Shareholder Return Amount	[4]	$ 0.08	0.37	4.12
Net Income (Loss) Attributable to Parent	[5]	$ (4,112,420)	$ (8,948,731)	$ (1,484,620)
PEO Name		Mr. Frelick	Mr. Frelick
Aggregate Value For Stock Awards And Option Awards Included In Sct Total For The Covered Fiscal Year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (30,788)
Aggregate Value For Stock Awards And Option Awards Included In Sct Total For The Covered Fiscal Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(15,394)
Vesting Date Fair Value Of Awards Granted And Vested During The Covered Fiscal Year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		51,600
Vesting Date Fair Value Of Awards Granted And Vested During The Covered Fiscal Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		25,800
PEO [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount		384,897
PEO Actually Paid Compensation Amount		405,709
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount		242,449
PEO Actually Paid Compensation Amount		$ 252,855

[1]	Amounts shown reflect total compensation set forth in the Summary Compensation Table for our PEO, Mr. Frelick, for fiscal years 2024 and 2023.
[2]	The following table describes the adjustments for fiscal year 2024, each of which is prescribed by SEC rule, to calculate the compensation actually paid (“CAP”) amounts from the summary compensation table (“SCT”) amounts. The SCT amounts and the CAP amounts do not reflect the actual amount of compensation earned by or paid to our executives during the applicable years, but rather are amounts determined in accordance with Item 402 of Regulation S-K under the Exchange Act. To determine CAP, adjustments below were made to our executive officers’ total compensation. The adjustments made for fiscal year 2023 and our fiscal year ended December 31, 2022 (“fiscal year 2022”) can be found in our proxy statement filed with the SEC on August 8, 2024.
[3]	Amounts shown reflect average total compensation set forth in the Summary Compensation Table for our NEO, Ms. Walsh, for fiscal year 2024, 2023 and 2022.
[4]	Amounts shown reflect the value of a fixed investment of $100 on October 13, 2021, of $1,221.60, our initial listing on Nasdaq, and on January 1, 2022 of $844.80, December 29, 2023 of $4.52 and on December 31, 2024 of $0.94 as quoted by Nasdaq. All amounts have been adjusted for a 1-for-30 reverse stock split effective June 5, 2023 and a 1-for-8 reverse stock split effective December 20, 2023.
[5]	The amounts reported in this column represent net loss reflected in the Company’s audited financial statements for the applicable fiscal year.